Bank Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Bank Borrowings [Abstract]
Schedule of Bank Borrowings

As of June 30, 2025 and December 31, 2024, bank borrowings consisted of the following:

				Outstanding
				principal amount
				as of
Bank facility Provider	Nature of banking facility	Tenor	Amount of banking facility	June 30, 2025	December 31, 2024
				(Unaudited)	(Audited)
Shanghai Commercial Bank (“SCB”)	Revolving trade financing	Maximum 120 days	HK$35,000,000 (approximately $4,480,918)	$1,919,367	$1,761,048
SCB	Installment loan	Fully repayable by March 27, 2037 in monthly installments.	HK$33,545,132 (approximately $4,294,656)	3,276,257	3,416,955
DBS Bank (Hong Kong) Limited (“DBS”)	Accounting payable financing	Maximum 120 days	HK$10,500,000 (approximately $1,344,275)	—	—
				5,195,624	5,178,003
Less: non-current portion				(3,036,426)	(3,225,899)
Bank borrowings, current				$2,159,198	$1,952,104

Schedule of Remaining Contractual Maturities of the Bank Borrowings

The table below summarizes the remaining contractual maturities of the bank borrowings as of June 30, 2025. The bank borrowings are categorized by the years in which repayments are due:

During the years ended June 30,
2026	$2,245,572
2027	326,205
2028	326,205
2029	326,205
2030 and after	2,528,092
Total repayments of bank loans	5,752,279
Less: imputed interest	(556,655)
Balance recognized as at June 30, 2025	$5,195,624